Provisions	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions	Provisions

	Restructuring	Onerous/ unfavorable contracts	Provisions related to other taxes	Contingent consideration	Other	Total
	€m	€m	€m	€m	€m	€m
Balance at December 31, 2018	12.3	68.8	5.8	1.5	25.3	113.7
Impact of transition to IFRS 16	—	(66.9)	—	—	—	(66.9)
Balance at January 1, 2019	12.3	1.9	5.8	1.5	25.3	46.8
Acquired through business combinations	—	—	—	—	1.9	1.9
Additional provision in the period	3.2	—	2.4	—	10.2	15.8
Release of provision	(1.5)	—	(1.3)	—	(5.7)	(8.5)
Utilization of provision	(6.7)	(0.9)	—	(1.5)	(0.5)	(9.6)
Foreign exchange	0.1	0.2	—	—	0.1	0.4
Balance at December 31, 2019	7.4	1.2	6.9	—	31.3	46.8
Additional provision in the period	15.6	—	0.1	—	13.4	29.1
Release of provision	—	(0.7)	(0.4)	—	(6.0)	(7.1)
Utilization of provision	(10.4)	(0.5)	—	—	(5.9)	(16.8)
Foreign exchange	0.3	—	—	—	(0.5)	(0.2)
Balance at December 31, 2020	12.9	—	6.6	—	32.3	51.8
Analysis of total provisions:					December 31, 2020	December 31, 2019
Current					45.7	40.9
Non-current					6.1	5.9
Total					51.8	46.8
Restructuring
The €12.9 million (2019: €7.4 million) provision relates to committed plans for certain restructuring activities of exceptional nature which are due to be completed within the next 12 months.
The amounts have been provided based on the latest information available on the likely remaining expenditure required to complete the committed plans. An additional provision of €15.6 million has been made and €10.4 million has been utilized in the year ended December 31, 2020.
Onerous/unfavorable contracts
The provision related to a service contract covering a warehouse facility. During the year a termination agreement was reached.
Provisions relating to other taxes
The €6.6 million (2019: €6.9 million) provision relates to other, non-income taxes due to tax authorities after tax investigations within certain operating subsidiaries within the Nomad Group.
Contingent consideration
During the year ended December 31, 2019, the contingent consideration provision was utilized to settle all remaining liabilities in respect of the Lutosa Brand, which was being used under license until 2020. This payment has been presented as an investing cash flow within the Statement of Cash Flows.
OtherOther provisions include €4.4 million (December 31, 2019: €6.6 million) of contingent liabilities acquired as part of the Goodfella’s Pizza acquisition that are indemnified by the Seller’s insurance policies, €4.7 million (December 31, 2019: €4.7 million) of obligations in Italy, €6.1 million (December 31, 2019: €6.0 million) for asset retirement obligations, €1.9 million (December 31, 2019: €1.9 million) of pre-acquisition related liabilities related to the acquisition date liabilities of Aunt Bessie's Limited, €6.6 million (December 31, 2019: €8.3 million) of provisions in the period relate to employer taxes on the Long-term Incentive Plan (see Note 8) which would become payable on the issuance of shares, and other obligations from previous accounting periods.